Financial instruments at fair value (Tables)	12 Months Ended
Mar. 31, 2020
Fair Value Disclosures [Abstract]
Fair value of assets

At the end of the accounting period, the fair value of the following assets were as follows:

	March 31, 2019				March 31, 2020
$ in thousands
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Equity investments	102	—	—	102	54	—	—	54